Document and Entity Information	Jun. 28, 2019
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2019
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Entity Central Index Key	0000741375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 28, 2019
Document Effective Date	Jun. 28, 2019
Prospectus Date	Jan. 28, 2019
Strategic Income Portfolio | Class I
Prospectus:
Trading Symbol	MSIDX
Strategic Income Portfolio | Class A
Prospectus:
Trading Symbol	MSADX
Strategic Income Portfolio | Class IS
Prospectus:
Trading Symbol	MSTCX
Strategic Income Portfolio | Class C
Prospectus:
Trading Symbol	MSPDX